Loss per share (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Loss for the period	₩ (2,997,895)	₩ (3,400,181)	₩ (6,141,476)	₩ (8,065,334)
Loss attributable to ordinary shareholders	₩ (2,997,895)	₩ (3,400,181)	₩ (6,141,476)	₩ (8,065,334)